Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Redeemable Preferred Stock [Member]	Preferred Stock [Member] Redeemable Preferred Stock Series B [Member]	Preferred Stock [Member] Redeemable Preferred Stock Series D [Member]	Preferred Stock [Member] Redeemable Preferred Stock Series E [Member]	Preferred Stock [Member] Redeemable Preferred Stock Series F [Member]	Preferred Stock [Member] Redeemable Preferred Stock Series G [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 1,256						$ 1,370,174	$ 31,543,325	$ (18,997)	$ (60,943,594)		$ (28,047,836)
Beginning balance, shares at Dec. 31, 2019		159,666	100,000	791,567	180,000	25,000	13,701,742,065
Net income loss										(11,729,741)		(11,729,741)
Ending balance, value at Dec. 31, 2020												(39,777,577)
Ending balance, shares at Dec. 31, 2020		159,666	100,000	791,567	180,000	25,000	13,701,742,065
Beginning balance, value at Dec. 31, 2020	1,256						$ 1,370,174	31,543,285	(18,997)	(72,765,594)		$ (39,777,578)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020				821,377								13,513,561,065
Beginning balance, value at Dec. 31, 2020	1,256						1,370,174	31,543,325	(18,997)	(72,673,335)		$ (39,777,577)
Common shares issued for accrued executive compensation							$ 750,000					750,000
Stock Issued During Period, Shares, Other							7,500,000,000
Net income loss										(6,022,373)		(6,022,373)
Ending balance, value at Mar. 31, 2021	1,256						$ 2,120,174	31,543,285	(18,997)	(78,787,967)		(45,049,951)
Ending balance, shares at Mar. 31, 2021		159,666	100,000	821,377	180,000	25,000	21,201,742,065
Beginning balance, value at Dec. 31, 2020												(39,777,577)
Beginning balance, shares at Dec. 31, 2020		159,666	100,000	791,567	180,000	25,000	13,701,742,065
Beginning balance, value at Dec. 31, 2020	1,256						$ 1,370,174	31,543,285	(18,997)	(72,765,594)		$ (39,777,578)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020				821,377								13,513,561,065
Beginning balance, value at Dec. 31, 2020	1,256						1,370,174	31,543,325	(18,997)	(72,673,335)		$ (39,777,577)
Net income loss												(49,955,221)
Foreign currency translation adjustments
Ending balance, value at Jun. 30, 2021	1,256						$ 1,410,206	31,543,285	(18,997)	(122,720,815)		(89,692,767)
Ending balance, shares at Jun. 30, 2021		159,666	100,000	821,377	180,000	25,000	14,102,057,165
Beginning balance, value at Dec. 31, 2020												(39,777,577)
Beginning balance, shares at Dec. 31, 2020		159,666	100,000	791,567	180,000	25,000	13,701,742,065
Beginning balance, value at Dec. 31, 2020	1,256						$ 1,370,174	31,543,285	(18,997)	(72,765,594)		$ (39,777,578)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020				821,377								13,513,561,065
Beginning balance, value at Dec. 31, 2020	1,256						1,370,174	31,543,325	(18,997)	(72,673,335)		$ (39,777,577)
Net income loss										8,268,947		8,268,947
Common stock issued for convertible debt							$ 315,032	4,942,492				5,257,524
Common stock issued for convertible debt, shares							3,150,315,100
Sale of common stock, net of stock issue costs of $6,081							$ 74,000	289,919				363,919
Sale of common stock, net of stock issue costs, shares							740,000,000
Ending balance, value at Dec. 31, 2021	1,256						$ 1,759,206	36,775,736	(18,997)	(64,404,388)		(25,887,187)
Ending balance, shares at Dec. 31, 2021		159,666	100,000	791,567	180,000	25,000	17,592,057,165
Beginning balance, value at Mar. 31, 2021	1,256						$ 2,120,174	31,543,285	(18,997)	(78,787,967)		(45,049,951)
Beginning balance, shares at Mar. 31, 2021		159,666	100,000	821,377	180,000	25,000	21,201,742,065
Net income loss										(43,932,848)		(43,932,848)
Foreign currency translation adjustments
Return of common stock							$ (750,000)					(750,000)
Return of common stock shares							(7,500,000,000)
Common stock issued for convertible debt							$ 40,032					40,032
Common stock issued for convertible debt, shares							400,315,100
Ending balance, value at Jun. 30, 2021	1,256						$ 1,410,206	31,543,285	(18,997)	(122,720,815)		(89,692,767)
Ending balance, shares at Jun. 30, 2021		159,666	100,000	821,377	180,000	25,000	14,102,057,165
Beginning balance, value at Dec. 31, 2021	1,256						$ 1,759,206	36,775,736	(18,997)	(64,404,388)		$ (25,887,187)
Beginning balance, shares at Dec. 31, 2021		159,666	100,000	791,567	180,000	25,000	17,592,057,165
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021							17,403,876,165					17,403,876,165
Common stock issued for license							$ 16,000	48,000				$ 64,000
Common Stock Issued For License Shares							160,000,000
Common stock issued for services							$ 20,333	52,667				73,000
Stock Issued During Period, Shares, Issued for Services							203,333,334
Common stock and warrants issued in connection with convertible note financings, net of placement agent fee of $2,250							$ 6,050	102,600				108,650
Common stock and warrants issued in connection with convertible note financings, net of placement agent fee of $2,250, shares							60,500,000
Common shares issued for accrued executive compensation							$ 42,857	107,143				150,000
Stock Issued During Period, Shares, Other							428,571,428
Common stock issued for accrued consulting fees							$ 20,690	279,310				300,000
Stock Issued During Period Shares Accrued Consulting Fees							206,896,552
Net income loss										(1,049,537)		(1,049,537)
Ending balance, value at Mar. 31, 2022	1,256						$ 1,865,136	37,365,456	(18,997)	(65,453,925)		(26,241,074)
Ending balance, shares at Mar. 31, 2022		159,666	100,000	791,567	180,000	25,000	18,651,358,479
Beginning balance, value at Dec. 31, 2021	1,256						$ 1,759,206	36,775,736	(18,997)	(64,404,388)		$ (25,887,187)
Beginning balance, shares at Dec. 31, 2021		159,666	100,000	791,567	180,000	25,000	17,592,057,165
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021							17,403,876,165					17,403,876,165
Net income loss												$ (6,773,273)
Foreign currency translation adjustments												9,393
Ending balance, value at Jun. 30, 2022	1,296						$ 1,868,789	37,399,569	(18,997)	(71,177,661)	9,393	(31,917,611)
Ending balance, shares at Jun. 30, 2022		159,666	100,000	821,377	190,000	25,000	18,687,886,254
Beginning balance, value at Mar. 31, 2022	1,256						$ 1,865,136	37,365,456	(18,997)	(65,453,925)		(26,241,074)
Beginning balance, shares at Mar. 31, 2022		159,666	100,000	791,567	180,000	25,000	18,651,358,479
Common stock issued for services							$ 2,000	5,000				7,000
Stock Issued During Period, Shares, Issued for Services							20,000,000
Common stock and warrants issued in connection with convertible note financings, net of placement agent fee of $2,250							$ 1,653	29,153				30,806
Common stock and warrants issued in connection with convertible note financings, net of placement agent fee of $2,250, shares							16,527,775
Net income loss										(5,723,736)		(5,723,736)
Preferred stock adjustments	40							(40)
Stock Issued During Period, Shares, Period Increase (Decrease)				29,810	10,000
Foreign currency translation adjustments											9,393	9,393
Ending balance, value at Jun. 30, 2022	$ 1,296						$ 1,868,789	$ 37,399,569	$ (18,997)	$ (71,177,661)	$ 9,393	$ (31,917,611)
Ending balance, shares at Jun. 30, 2022		159,666	100,000	821,377	190,000	25,000	18,687,886,254